Investments (Details) - Schedule of Net Investment (loss) Income - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Gain (loss) from sales of short-term investments:
Trading securities	$ 31,721	$ (24,453)
Unrealized holding (loss) income of short-term investments:
Trading securities	(15,263)	6,872
Net investment income (loss)	88,846	(6,124)
Short-Term Investments [Member]
Unrealized holding (loss) income of short-term investments:
Held-to-maturity debt securities	7,950	11,457
Long-Term Investments [Member]
Unrealized holding (loss) income of short-term investments:
Held-to-maturity debt securities	$ 64,438